S000075502 [Member] Average Annual Total Returns	12 Months Ended	45 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P Global 1200 Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	27.24%	20.47%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.66%
C000234649 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.61%	14.09%
Performance Inception Date		Mar. 29, 2022
C000234649 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.30%	13.56%
Performance Inception Date		Mar. 29, 2022
C000234649 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.46%	11.07%
Performance Inception Date		Mar. 29, 2022